Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 9,592	$ 2,032
Restricted cash		26
Time deposit	4,500	3,377
Accounts receivable net	837	116
Inventory, net	380
Prepaid expenses and other current assets, net	8,543	6,747
Current assets held for sale		11,057
Total current assets	23,852	23,355
Non-current assets:
Property and equipment, net	9	7
Right of Use Asset	40	216
Non-current assets held for sale		1,831
Total non-current assets	49	2,054
Total assets	23,901	25,409
Current liabilities:
Short-term borrowings		417
Accounts payable	4,006	5,388
Accrued expenses and other payables	14,920	15,296
Contract liabilities	316	1,299
Lease Liabilities- current	27	179
Current liabilities held for sale		4,337
Total current liabilities	19,269	26,916
Non-current liabilities:
Non-current liabilities held for sale		2,091
Total non-current liabilities		2,091
Total liabilities	19,269	29,007
Shareholders’ equity
Ordinary shares
Additional paid-in capital	330,016	330,016
Subscription receivables	(16,091)	(16,091)
Statutory reserve	1,901	1,901
Accumulated deficit	(308,985)	(314,842)
Accumulated other comprehensive loss	(2,379)	(4,389)
Total Borqs Technologies, Inc. shareholders’ equity (deficit)	4,462	(3,405)
Noncontrolling interest	170	(193)
Total shareholders’ equity (deficit)	4,632	(3,598)
Total liabilities, noncontrolling interest and shareholders’ equity	$ 23,901	$ 25,409